Credit risk - Disclosure of assets held for sale (Details) £ in Millions	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 GBP (£)
Gross exposure | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 23,635	£ 23,113
Gross exposure | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	19,041	18,801
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,780	2,536
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,814	1,776
Gross exposure | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	127,136	122,145
Gross exposure | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	116,622	111,629
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,988	8,156
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,526	2,360
Impairment allowance | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,647)	(2,586)
Impairment allowance | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(412)	(395)
Impairment allowance | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(785)	(796)
Impairment allowance | Retail credit cards | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,450)	(1,395)
Impairment allowance | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,088)	(966)
Impairment allowance | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(144)	(141)
Impairment allowance | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(239)	(235)
Impairment allowance | Corporate loans | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (705)	£ (590)
Assets classified as held for sale | Total loans and advances at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.039
Assets classified as held for sale | Total loans and advances at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.012
Assets classified as held for sale | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.267
Assets classified as held for sale | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.815
Assets classified as held for sale | Retail credit cards | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.039
Assets classified as held for sale | Retail credit cards | Stage 1 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.012
Assets classified as held for sale | Retail credit cards | Lifetime expected credit losses | Stage 2 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.266
Assets classified as held for sale | Retail credit cards | Lifetime expected credit losses | Stage 3 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.815
Assets classified as held for sale | Corporate loans | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.061
Assets classified as held for sale | Corporate loans | Stage 1 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.023
Assets classified as held for sale | Corporate loans | Lifetime expected credit losses | Stage 2 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.333
Assets classified as held for sale | Corporate loans | Lifetime expected credit losses | Stage 3 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0
Assets classified as held for sale | Gross exposure | Total loans and advances at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 6,037
Assets classified as held for sale | Gross exposure | Total loans and advances at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		5,511
Assets classified as held for sale | Gross exposure | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		472
Assets classified as held for sale | Gross exposure | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		54
Assets classified as held for sale | Gross exposure | Retail credit cards | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		5,988
Assets classified as held for sale | Gross exposure | Retail credit cards | Stage 1 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		5,468
Assets classified as held for sale | Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 2 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		466
Assets classified as held for sale | Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 3 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		54
Assets classified as held for sale | Gross exposure | Corporate loans | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		49
Assets classified as held for sale | Gross exposure | Corporate loans | Stage 1 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		43
Assets classified as held for sale | Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 2 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		6
Assets classified as held for sale | Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 3 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		0
Assets classified as held for sale | Impairment allowance | Total loans and advances at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(236)
Assets classified as held for sale | Impairment allowance | Total loans and advances at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(66)
Assets classified as held for sale | Impairment allowance | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(126)
Assets classified as held for sale | Impairment allowance | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(44)
Assets classified as held for sale | Impairment allowance | Retail credit cards | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(233)
Assets classified as held for sale | Impairment allowance | Retail credit cards | Stage 1 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(65)
Assets classified as held for sale | Impairment allowance | Retail credit cards | Lifetime expected credit losses | Stage 2 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(124)
Assets classified as held for sale | Impairment allowance | Retail credit cards | Lifetime expected credit losses | Stage 3 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(44)
Assets classified as held for sale | Impairment allowance | Corporate loans | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(3)
Assets classified as held for sale | Impairment allowance | Corporate loans | Stage 1 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(1)
Assets classified as held for sale | Impairment allowance | Corporate loans | Lifetime expected credit losses | Stage 2 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(2)
Assets classified as held for sale | Impairment allowance | Corporate loans | Lifetime expected credit losses | Stage 3 | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 0